Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Agreement Customer Product	Dec. 31, 2016 USD ($) Agreement Customer Product	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($)
Accounting Policies [Line Items]
Bank deposits maturity	3 months
Cash and cash equivalents	$ 685,827	$ 257,564	$ 169,469	$ 450,968
Net revenues recognized	1,318,271	553,098	133,988
Other operating income	23,379	406	713
Value added tax incurred	120,256	55,353	16,951
Income tax expenses	65,980	5,136	92
Advertising expense	$ 153,425	55,188	27,793
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment	50.00%
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum	1 month
Contract period, maximum	1 year
Mobile Marketing [Member]
Accounting Policies [Line Items]
Net revenues recognized	$ 76,178	$ 66,339	38,885
Self Developed Mobile Game [Member]
Accounting Policies [Line Items]
Number of games | Product	8	6
Self Developed Mobile Game [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	56 days	20 days
Self Developed Mobile Game [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	79 days	110 days
Mobile Games [Member]
Accounting Policies [Line Items]
Net revenues recognized	$ 35,619	$ 35,453	31,082
Number of games | Agreement	6	6
Mobile Games [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	20 days	20 days
Mobile Games [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	101 days	99 days
Live Video Service [Member]
Accounting Policies [Line Items]
Net revenues recognized	$ 1,102,592	$ 376,925	1,231
Value-added Services [Member]
Accounting Policies [Line Items]
Net revenues recognized	103,139	67,603	58,462
Government Subsidies
Accounting Policies [Line Items]
Other operating income	$ 20,977	$ 293	$ 0
User Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Number of users or advertising customer accounted for 10% or more of total revenues | Customer	0	0
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or advertising customer accounted for 10% or more of total revenues | Customer	0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents	$ 632,572	$ 245,853